DERIVATIVE INSTRUMENTS - Notional Amounts (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross Fair Value, Liabilities	$ (907)	$ (190)
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	11,797	7,469
Gross Fair Value, Assets	317	128
Gross Fair Value, Liabilities	(944)	(191)
Not Designated as Hedging Instrument | Other invested assets | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	7,452	5,646
Gross Fair Value, Assets	157	130
Gross Fair Value, Liabilities	0	0
Not Designated as Hedging Instrument | Other invested assets | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	2,809	1,002
Gross Fair Value, Assets	7	7
Gross Fair Value, Liabilities	(12)	0
Not Designated as Hedging Instrument | Other invested assets | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,504	730
Gross Fair Value, Assets	0	9
Gross Fair Value, Liabilities	(25)	0
Not Designated as Hedging Instrument | Other invested assets | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	17	18
Gross Fair Value, Assets	1	0
Gross Fair Value, Liabilities	0	0
Not Designated as Hedging Instrument | Other invested assets | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	15	72
Gross Fair Value, Assets	1	0
Gross Fair Value, Liabilities	0	(1)
Not Designated as Hedging Instrument | Other invested assets | Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	1
Gross Fair Value, Assets	0	0
Gross Fair Value, Liabilities	0	0
Not Designated as Hedging Instrument | Reinsurance funds withheld | Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	0
Gross Fair Value, Assets	151	(18)
Gross Fair Value, Liabilities	0	0
Not Designated as Hedging Instrument | Policyholder account balances | Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	0
Gross Fair Value, Assets	0	0
Gross Fair Value, Liabilities	$ (907)	$ (190)